Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Dec. 22, 2020
Swan Hedged Equity US Large Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Hedged Equity US Large Cap ETF NAV
Account Value	$ 14,109	$ 11,570	$ 10,986	$ 11,546	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 17,370	12,973	11,396	12,552	10,000
Cboe 95-110 Collar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe 95-110 Collar Index
Account Value	$ 14,714	$ 11,419	$ 10,731	$ 11,540	$ 10,000